SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	June 30, 2022 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 97.3%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2024	$ 2,500,000	$ 2,600,900
	Anaheim Public Financing Authority (Public Improvements; Insured: AGM), Series C, Zero Coupon due 9/1/2022	3,000,000	2,993,931
	Apple Valley Public Financing Authority (Insured: BAM), Series A, 4.00% due 6/1/2026 - 6/1/2028	1,450,000	1,550,783
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[a]	Series A, 2.95% due 4/1/2047 (put 4/1/2026)	4,705,000	4,781,447
[a]	Series E, 1.32% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	3,500,000	3,517,825
[a]	Series G, 2.00% due 4/1/2053 (put 4/1/2024)	1,500,000	1,496,755
	Bonita (Educational Facilities) USD GO, 5.00% due 8/1/2024 (pre-refunded 8/1/2022)	1,000,000	1,002,820
	Brentwood Infrastructure Financing Authority (Residential Single Family Development; Insured: AGM),
	Series A,
	5.00% due 9/2/2022	850,000	854,831
[b]	5.00% due 9/2/2023	2,685,000	2,774,985
	California (Adventist Health System/West Obligated Group) HFFA, Series A, 4.00% due 3/1/2026	820,000	850,659
	California (Cedars-Sinai Medical Center Obligated Group) HFFA, 5.00% due 11/15/2022	300,000	304,119
	California (Children’s Hospital Los Angeles Obligated Group) HFFA, Series A, 5.00% due 8/15/2030	2,640,000	2,776,858
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2023	1,835,000	1,854,906
	California (Children’s Hospital of Orange County Obligated Group) HFFA, 5.00% due 11/1/2022 - 11/1/2028	4,195,000	4,523,439
	California (Kaiser Permanente) HFFA, Series A-1, 5.00% due 11/1/2027	3,025,000	3,425,247
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2027 - 6/1/2030	3,315,000	3,679,516
[a]	California (Providence St. Joseph Health Obligated Group) HFFA, 5.00% due 10/1/2039 (put 10/1/2027)	3,300,000	3,612,698
	California (St. Joseph Health System) HFFA, Series A, 5.00% due 7/1/2024	1,000,000	1,026,375
	California (Stanford Health Care Obligated Group) HFFA, Series A, 5.00% due 11/15/2030	1,500,000	1,657,725
[a,c]	California Community Choice Financing Authority (Green Bond), Series A-1, 4.00% due 5/1/2053 (put 8/1/2028)	5,000,000	5,056,065
[a]	California Community Choice Financing Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), 4.00% due 10/1/2052 (put 12/1/2027)	3,400,000	3,462,254
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	1,000,000	996,013
[a]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Series B-2, 3.00% due 10/1/2047 (put 10/1/2026)	3,250,000	3,304,041
	California Infrastructure & Economic Development Bank (The Scripps Research Institute), 5.00% due 7/1/2024 - 7/1/2027	1,000,000	1,076,963
	California Municipal Finance Authority (Biola University Residential Hall and Parking Structure), 5.00% due 10/1/2022 - 10/1/2023	405,000	410,790
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2023 - 10/1/2027	2,240,000	2,382,110
	California Municipal Finance Authority (Biola University, Inc.), 5.00% due 10/1/2030	1,000,000	1,085,865
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM), 5.00% due 5/15/2028	5,005,000	5,473,208
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM) (Green Bond),
	4.00% due 5/15/2032	600,000	607,157
	5.00% due 5/15/2024	400,000	414,754
	California Municipal Finance Authority (Congregational Homes, Inc. Obligated Group),
	2.75% due 11/15/2027	520,000	480,088
	Series B-2, 2.125% due 11/15/2026	615,000	559,895
[a]	California Municipal Finance Authority (Republic Services, Inc.) AMT, Series A, 1.875% due 7/1/2041 (put 10/3/2022)	5,375,000	5,375,000
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, 2.10% due 10/1/2045 (put 9/1/2022)	3,000,000	2,997,039
	California Pollution Control Financing Authority (Guaranty: Waste Management, Inc.) AMT, Series A1, 3.375% due 7/1/2025	2,000,000	1,994,074
[a,d]	California Pollution Control Financing Authority (Republic Services, Inc. Project), Series B, 2.00% due 8/1/2024 (put 8/1/2022)	2,280,000	2,280,000
[a,d]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 2.00% due 11/1/2042 (put 7/15/2022)	2,500,000	2,500,000
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 2.50% due 7/1/2031 - 11/1/2038 (put 5/1/2024)	3,125,000	3,113,353
	California State Public Works Board (Correctional and Rehabilitation Facilities),
	Series A, 5.00% due 9/1/2022 - 9/1/2024	10,310,000	10,668,003
	Series G, 5.00% due 11/1/2022	1,500,000	1,518,685
	California State Public Works Board (Judicial Council Projects), Series A, 5.00% due 3/1/2023 - 3/1/2024	2,400,000	2,454,426
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2023 - 11/1/2024	7,000,000	7,287,441
[a]	California Statewide Communities Development Authority (Adventist Health System/West Obligated Group), Series A, 5.00% due 3/1/2037 (put 3/1/2027)	3,775,000	4,062,931
	California Statewide Communities Development Authority (CHF-Irvine LLC),
	5.00% due 5/15/2024 - 5/15/2027	2,000,000	2,079,209
	Series A, 5.00% due 5/15/2027	500,000	533,786
	California Statewide Communities Development Authority (CHF-Irvine LLC; Insured: BAM), 5.00% due 5/15/2031	2,000,000	2,214,138
	California Statewide Communities Development Authority (Cottage Health System), 5.00% due 11/1/2025 (pre-refunded 11/1/2024)	135,000	144,150
	California Statewide Communities Development Authority (Cottage Health System) ETM, 5.00% due 11/1/2022 - 11/1/2024	475,000	495,959
	California Statewide Communities Development Authority (Kaiser Foundation Hospitals),
[a,b]	Series 2003-D, 5.00% due 5/1/2033 (put 11/1/2029)	3,500,000	4,020,880
[a]	Series 2004-M-R, 5.00% due 4/1/2038 (put 11/1/2029)	2,500,000	2,873,717
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2024 - 1/1/2030	635,000	669,860
	California Statewide Communities Development Authority (Montage Health Obligated Group), Series A, 4.00% due 6/1/2030 - 6/1/2032	2,000,000	2,133,930
[a]	California Statewide Communities Development Authority (Southern California Edison Co.), 2.625% due 11/1/2033 (put 12/1/2023)	4,895,000	4,879,879
	California Statewide Communities Development Authority (Southern California Edison Co.) (Green Bond), 1.75% due 9/1/2029	2,000,000	1,683,524
	California Statewide Communities Development Authority (Sutter Health Obligated Group), Series A, 5.00% due 8/15/2024 (pre-refunded 8/15/2022)	535,000	537,321

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2022 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Series B, Zero Coupon due 8/1/2025	$ 2,145,000	$ 1,871,770
	Carson Redevelopment Successor Agency (Redevelopment Project Area No 1; Insured: AGM), Series A, 5.00% due 10/1/2026	500,000	529,320
	Chino Basin Regional Financing Authority,
	Series A, 5.00% due 6/1/2026	725,000	799,447
	Series B, 4.00% due 11/1/2025	370,000	390,211
	Chino Basin Regional Financing Authority (Subordinate-Inland Empire), Series A, 5.00% due 6/1/2028	425,000	484,185
	City and County of San Francisco (525 Golden Gate Avenue-Public Utilities Commission Office Project) COP, Series C, 5.00% due 11/1/2022	700,000	701,879
	City of Antioch Public Financing Authority (Municipal Facilities Project), 5.00% due 5/1/2024	900,000	947,890
	City of Chula Vista (Police Facility Project) COP, 5.00% due 10/1/2024	1,700,000	1,807,345
	City of Chula Vista Financing Authority (Infrastructure, Facilities and Equipment), 5.00% due 5/1/2026 - 5/1/2027	3,500,000	3,864,880
	City of Clovis (Water System Facilities; Insured: BAM), 5.00% due 3/1/2023	1,000,000	1,022,021
	City of Colton Redevelopment Successor Agency (Multiple Redevelopment Project Areas; Insured: BAM), 5.00% due 8/1/2023 - 8/1/2025	1,875,000	1,978,589
	City of Delano (Central California Foundation for Health) COP, 5.00% due 1/1/2024 (pre-refunded 1/1/2023)	270,000	274,885
	City of Irvine (Irvine Assessment District No 21-1; Insured: BAM), 4.00% due 9/2/2031	1,000,000	1,057,179
[c]	City of Los Angeles, 4.00% due 6/29/2023	5,000,000	5,101,240
	City of Los Angeles Department of Airports AMT,
	5.00% due 5/15/2032	1,320,000	1,463,426
	Series B, 5.00% due 5/15/2025	3,220,000	3,433,686
	Series C, 5.00% due 5/15/2031	400,000	432,700
	Series D, 5.00% due 5/15/2029	4,000,000	4,443,896
	City of Manteca (Water Supply System), 5.00% due 7/1/2023	650,000	651,804
	City of Menlo Park Community Development Successor Agency (Las Pulgas Community Development Project; Insured: AGM), 5.00% due 10/1/2022 - 10/1/2025	1,915,000	2,004,403
	City of Modesto Wastewater Revenue, Series B, 5.00% due 11/1/2030	500,000	580,960
	City of Norco (Community Facilities District No 2001-1), 5.00% due 9/1/2025	1,000,000	1,074,302
	City of Palmdale Community Redevelopment Successor Agency (Merged Redevelopment Project Areas), Series A, 5.00% due 9/1/2025 - 9/1/2026	1,000,000	1,084,957
	City of Redding Wastewater System Revenue, 5.00% due 6/1/2029 - 6/1/2030	2,010,000	2,314,910
	City of San Diego Redevelopment Successor Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2025 - 9/1/2026	1,990,000	2,141,698
	City of San Jose Financing Authority (Civic Center Project), Series A, 5.00% due 6/1/2024 (pre-refunded 6/1/2023)	750,000	772,362
	City of San Jose Financing Authority (Civic Center Project) ETM, Series A, 5.00% due 6/1/2023	1,000,000	1,031,508
	City of San Mateo (San Mateo Community Facilities District No 2008-1; Insured: BAM), 5.00% due 9/1/2027 - 9/1/2032	3,915,000	4,372,646
	City of San Mateo Redevelopment Successor Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 8/1/2025	425,000	457,479
	City of Santee CDC Successor Agency (Redevelopment and Low and Moderate Income Housing; Insured: BAM), Series A, 5.00% due 8/1/2025	550,000	592,310
	City of Stockton Redevelopment Successor Agency (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM), Series A, 5.00% due 9/1/2026 - 9/1/2027	2,000,000	2,197,458
	City of Victorville Electric Revenue, Series A, 5.00% due 5/1/2028 - 5/1/2032	1,090,000	1,189,823
	Commerce CDC Successor Agency (Multiple Redevelopment Project Areas; Insured: AGM), Series A, 5.00% due 8/1/2027 - 8/1/2030	3,315,000	3,637,805
	Compton (Insured: BAM) USD GO, Series B, 5.00% due 6/1/2028 - 6/1/2029	1,625,000	1,810,768
	Coronado Community Development Successor Agency, Series A, 5.00% due 9/1/2022	585,000	588,325
[c]	County of Los Angeles, 4.00% due 6/30/2023	8,000,000	8,181,424
	County of Riverside,
[c]	5.00% due 6/30/2023	4,000,000	4,115,256
[b]	Series A, 0.50% due 10/20/2022	2,000,000	1,994,830
	County of Sacramento (Insured: AGM) COP, 5.00% due 10/1/2026 - 10/1/2029	3,625,000	4,082,427
	County of San Joaquin CA (Insured: AGM) COP, 5.00% due 11/15/2027 - 11/15/2028	900,000	1,000,635
	Cucamonga Valley Water District Financing Authority, Series B, 5.00% due 9/1/2025 - 9/1/2031	850,000	967,011
	Desert Hot Springs Public Financing Authority (Desert Hot Springs), Series A, 4.00% due 3/1/2027 - 3/1/2032	355,000	369,901
[a,d]	Deutsche Bank Spears/Lifers Trust (LOC Deutsche Bank A.G.), Series DBE-8087, 1.31% due 10/1/2058 (put 7/8/2022)	3,000,000	3,000,000
	Dinuba (CAP APPREC; Insured: AGM) USD GO, Zero Coupon due 8/1/2030	460,000	347,164
	Downey Public Financing Authority (Public Capital Improvements), 5.00% due 12/1/2025 - 12/1/2027	1,445,000	1,600,851
	Elk Grove Finance Authority (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1), 5.00% due 9/1/2025	750,000	794,596
	Emeryville Redevelopment Successor Agency (Emeryville and Shellmound Park Projects; Insured: AGM),
	Series A,
[b]	5.00% due 9/1/2022	2,775,000	2,792,111
	5.00% due 9/1/2023 - 9/1/2024	6,320,000	6,658,268
	Grossmont Healthcare District GO,
	Series D, 5.00% due 7/15/2022	960,000	961,027
	Series E, 5.00% due 7/15/2028 - 7/15/2031	1,655,000	1,912,614
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2027	1,230,000	1,319,410
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2022 - 7/1/2027	2,460,000	2,585,065
	Hacienda La Puente (Educational Facilities; Insured: AGM) USD COP, 5.00% due 6/1/2024 - 6/1/2025	2,180,000	2,333,532
[c]	Indio Finance Authority (Insured: BAM), Series A, 5.00% due 11/1/2028 - 11/1/2032	1,815,000	2,046,621
	Jurupa Public Financing Authority (Insured: BAM), Series A, 5.00% due 9/1/2023 - 9/1/2025	1,920,000	2,017,836
	La Canada USD GO, Series B, 4.00% due 8/1/2022 - 8/1/2024	680,000	694,932
	La Quinta Redevelopment Successor Agency, Series A, 4.00% due 9/1/2027 (pre-refunded 9/1/2023)	410,000	420,350

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2022 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	La Quinta Redevelopment Successor Agency (Redevelopment Project Areas No. 1 and 2) ETM, Series A, 5.00% due 9/1/2022 - 9/1/2023	$ 3,500,000	$ 3,567,980
[c]	Lammersville Joint USD (Insured: BAM), 5.00% due 9/1/2028 - 9/1/2032	4,055,000	4,535,448
	Long Beach Bond Finance Authority (Guaranty: Merrill Lynch & Co), Series A, 5.00% due 11/15/2024	5,000,000	5,261,100
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series B, 5.00% due 7/1/2023	3,000,000	3,097,230
	Series D, 5.00% due 7/1/2022 - 7/1/2024	5,750,000	5,926,100
	Los Angeles County Public Works Financing Authority (Green Bond), Series F, 5.00% due 12/1/2028 - 12/1/2032	1,000,000	1,145,760
	Los Angeles County Redevelopment Refunding Authority Successor Agency (Bunker Hill Project), Series C, 5.00% due 6/1/2023 - 6/1/2024	1,500,000	1,553,067
	Los Angeles County Sanitation Districts Financing Authority (Green Bond), Series A, 5.00% due 10/1/2032	625,000	744,557
	Los Angeles Department of Water & Power System, 5.00% due 7/1/2026	665,000	733,167
	Los Angeles Department of Water & Power Water System Revenue, Series A, 5.00% due 7/1/2027	1,600,000	1,799,381
	Los Angeles Department of Water & Power Water System Revenue (Power System Capital Improvements), Series A, 5.00% due 7/1/2025 - 7/1/2026	800,000	869,897
	Los Angeles USD GO, Series A, 5.00% due 7/1/2024	4,600,000	4,869,509
	Lynwood (Insured: AGM) USD GO, 5.00% due 8/1/2023	1,000,000	1,035,186
	Manteca Community Facilities District No. 1989-2 (Educational Facilities; Insured: AGM) USD, Series F, 5.00% due 9/1/2023	500,000	518,370
	Milpitas Redevelopment Successor Agency (Redevelopment Project Area No. 1), 5.00% due 9/1/2025	2,300,000	2,467,215
	Modesto Irrigation District, 5.00% due 10/1/2022	600,000	605,753
	Modesto Irrigation District (San Joaquin Valley Electric System), Series A, 5.00% due 7/1/2022	1,295,000	1,295,128
	Moreno Valley Public Financing Authority (Public Improvements), 5.00% due 11/1/2024	1,455,000	1,549,761
	Murrieta Valley Public Financing Authority (Educational Facilities; Insured: BAM) USD GO, 5.00% due 9/1/2023	1,080,000	1,119,705
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2029 - 3/1/2031	1,545,000	1,704,241
	North City West School Facilities Financing Authority (Carmel Valley; Insured: AGM), Series A, 5.00% due 9/1/2022	2,260,000	2,273,770
[a,b]	Northern California Energy Authority (Commodity Supply Revenue; Guaranty: Goldman Sachs Group, Inc.), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	5,000,000	5,086,810
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2022 - 8/1/2025	2,745,000	2,874,664
	Oakland (County of Alameda Educational Facilities; Insured: BAM) USD GO, Series A, 5.00% due 8/1/2030 - 8/1/2032	2,290,000	2,647,441
	Pittsburg Redevelopment Successor Agency (Insured: AGM), Series A, 5.00% due 9/1/2022 - 9/1/2024	3,000,000	3,062,820
	Pomona Public Financing Authority (Facilities Improvements; Insured: AGM), Series BC, 4.00% due 6/1/2024 - 6/1/2026	725,000	759,454
	Poway Redevelopment Successor Agency (Paguay Redevelopment Project), Series A, 5.00% due 6/15/2025	4,665,000	5,009,314
	Rancho Cucamonga Redevelopment Project Successor Agency (Rancho Redevelopment Project Area; Insured: AGM), 5.00% due 9/1/2023 - 9/1/2024	3,350,000	3,514,557
	Rancho Santa Fe Community Services District Financing Authority, Series A, 5.00% due 9/1/2025	1,745,000	1,848,761
	Redevelopment Agency of the City of Rialto (Merged Project Area; Insured: BAM), Series A, 5.00% due 9/1/2023 - 9/1/2024	1,050,000	1,102,413
	Rialto Redevelopment Agency (Insured: BAM), Series A, 4.00% due 9/1/2025	250,000	260,318
	Richmond County Redevelopment Successor Agency (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM), Series A, 5.00% due 9/1/2022 - 9/1/2024	1,250,000	1,293,632
	Ripon Redevelopment Successor Agency (Insured: BAM), 4.00% due 11/1/2030 - 11/1/2031	1,025,000	1,085,969
	Riverside County Infrastructure Financing Authority, Series A, 5.00% due 11/1/2031	1,000,000	1,167,194
	Riverside County Public Financing Authority (Capital Facilities Project) ETM, 5.00% due 11/1/2025	1,000,000	1,084,864
	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2022 - 9/1/2025	1,245,000	1,314,047
	Riverside Redevelopment Successor Agency, Series A, 5.00% due 9/1/2022	600,000	603,377
	Riverside Redevelopment Successor Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2023 - 9/1/2024	2,985,000	3,113,615
	Rosemead CDC Successor Agency (Rosemead Merged Project Area; Insured: BAM), 5.00% due 10/1/2022 - 10/1/2026	3,410,000	3,589,669
	Sacramento City (Educational Facilities Improvements; Insured: AGM) USD GO, 5.00% due 7/1/2022	700,000	700,072
	Sacramento City Schools Joint Power Financing Authority (Sacramento City USD Educational Facility Sublease; Insured: BAM), Series A, 5.00% due 3/1/2023 - 3/1/2025	3,755,000	3,908,099
	Sacramento County Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District),
	5.00% due 12/1/2032	575,000	686,025
	Series A, 5.00% due 12/1/2029 - 12/1/2031	3,050,000	3,586,973
	Salinas Valley Solid Waste Authority (Insured: AGM) AMT ETM, Series A, 5.00% due 8/1/2023	1,530,000	1,576,795
	San Bernardino Redevelopment Successor Agency (Insured: AGM), Series A, 5.00% due 12/1/2023	150,000	155,954
	San Diego (Educational System Capital Projects) USD GO, Series R-3, 5.00% due 7/1/2023 - 7/1/2024	8,000,000	8,304,787
	San Diego County Regional Airport Authority,
	5.00% due 7/1/2029 - 7/1/2030	2,000,000	2,251,014
	Series A, 5.00% due 7/1/2030	330,000	369,516
	San Diego County Regional Airport Authority AMT, Series B, 5.00% due 7/1/2032	1,020,000	1,104,060
	San Diego Redevelopment Successor Agency, Series A, 5.00% due 9/1/2028	250,000	268,854
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2032	3,000,000	3,335,733
	San Francisco City & County Airports Commission (San Francisco International Airport), Series A, 5.00% due 5/1/2026	5,000,000	5,449,715
	San Francisco City & County Airports Commission (San Francisco International Airport) AMT, Series H, 5.00% due 5/1/2028	500,000	552,243
	San Joaquin Hills Transportation Corridor Agency, Series A, 5.00% due 1/15/2030	750,000	828,401
	San Jose Financing Authority, Series A, 4.00% due 10/1/2029 - 10/1/2032	970,000	1,037,764
	San Mateo County Joint Powers Financing Authority (Maple Street Correctional Center), 5.00% due 6/15/2023	585,000	602,708
[b]	Santa Clara County Financing Authority (Multiple Facilities Projects), Series P, 5.00% due 5/15/2025	6,755,000	7,263,091
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2026 - 9/1/2027	1,050,000	1,153,318
	Semitropic Water Storage Improvement District (Irrigation Water System; Insured: AGM), Series A, 5.00% due 12/1/2022 - 12/1/2027	3,535,000	3,774,439
	South Bay/San Diego County USD GO, Zero Coupon due 8/1/2022	2,250,000	2,248,378

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2022 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	South Placer Wastewater Authority (Roseville), 5.00% due 11/1/2029 - 11/1/2030	$ 700,000	$ 799,659
	Southern California Public Power Authority (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 11/1/2029	350,000	371,217
	Southern California Public Power Authority (Magnolia Power Project), Series A-1, 5.00% due 7/1/2022	1,000,000	1,000,106
	Southwestern Community College District GO, Series B, 4.00% due 8/1/2024 - 8/1/2026	1,125,000	1,190,352
[b]	State of California GO, 5.00% due 11/1/2029	5,000,000	5,781,185
	Stockton (Insured: BAM) USD GO, 5.00% due 8/1/2027	1,200,000	1,313,154
	Stockton Public Financing Authority (Stockton Water Revenue; Green Bond; Insured: BAM), Series A, 5.00% due 10/1/2022 - 10/1/2031	4,945,000	5,413,402
	Temecula Valley Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2022 - 9/1/2025	1,375,000	1,438,912
	Temecula Valley Financing Authority (Insured: BAM) USD, 5.00% due 9/1/2027	2,220,000	2,374,887
	Trustees of the California State University (Educational Facilities Improvements), Series A, 5.00% due 11/1/2026	1,000,000	1,102,365
	Tulare County Transportation Authority, 5.00% due 2/1/2024	300,000	314,472
	Tulare Public Financing Authority (Insured: BAM), 5.00% due 4/1/2023 - 4/1/2028	1,410,000	1,521,952
	Val Verde (Insured: BAM) USD GO, Series A, 4.00% due 8/1/2023	450,000	460,703
	Vallejo City (Insured: BAM) USD GO, 5.00% due 8/1/2031 - 8/1/2032	1,300,000	1,494,251
	Ventura County Public Financing Authority (Office Building Purchase and Improvements), Series B, 5.00% due 11/1/2023 - 11/1/2024	1,560,000	1,620,168
	Vista Redevelopment Successor Agency (Vista Redevelopment Project; Insured: AGM), Series B1, 5.00% due 9/1/2022 - 9/1/2023	735,000	751,813
	West Contra Costa (Insured: AGM) USD GO,
	Series E, 4.00% due 8/1/2025	170,000	178,896
	Series F, 4.00% due 8/1/2024	200,000	207,880
	West Contra Costa (Insured: Natl-Re) USD GO, Zero Coupon due 8/1/2028	160,000	135,610
	TOTAL LONG-TERM MUNICIPAL BONDS — 97.3% (Cost $414,109,279)		$407,136,422
	SHORT-TERM MUNICIPAL BONDS — 8.2%
[a]	California Municipal Finance Authority (Chevron USA, Inc.; Guaranty: Chevron Corp.), 0.55% due 11/1/2035 (put 7/1/2022)	525,000	525,000
[a]	California Statewide Communities Development Authority (Rady Children’s Hospital Obligated Group; LOC U.S. Bank N.A.), Series A, 0.53% due 8/15/2047 (put 7/1/2022)	1,030,000	1,030,000
[a]	City of Irvine (Irvine Reassessment District No 05-21; LOC U.S. Bank N.A.), Series A, 0.53% due 9/2/2050 (put 7/1/2022)	650,000	650,000
[a,d]	Deutsche Bank Spears/Lifers Trust (LOC Deutsche Bank A.G.), Series DBE-8082, 1.31% due 10/1/2058 (put 7/8/2022)	6,000,000	6,000,000
[a]	Los Angeles Department of Water & Power Water System Revenue (Power System Revenue; SPA Barclays Bank plc), Series B-3, 0.50% due 7/1/2034 (put 7/1/2022)	1,700,000	1,700,000
[a]	Los Angeles Department of Water & Power Water System Revenue (SPA UBS AG), Series B2, 0.47% due 7/1/2035 (put 7/1/2022)	17,000,000	17,000,000
[a]	Metropolitan Water District of Southern California (SPA PNC Bank, N.A.), Series B-3, 0.50% due 7/1/2035 (put 7/1/2022)	500,000	500,000
[a]	University of California, Series AL-1, 0.45% due 5/15/2048 (put 7/1/2022)	6,950,000	6,950,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 8.2% (Cost $34,355,000)		$34,355,000
	Total Investments — 105.5% (Cost $448,464,279)		$441,491,422
	Liabilities Net of Other Assets — (5.5)%		(23,005,701)
	Net Assets — 100.0%		$418,485,721

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2022.
b	Segregated as collateral for a when-issued security.
c	When-issued security.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate value of these securities in the Fund’s portfolio was $13,780,000, representing 3.29% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA	Insured by American Capital Access
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
CDC	Community Development Commission
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
HFFA	Health Facilities Financing Authority
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.